14 Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)	R$ 9,801	R$ 5,235
Restricted Cash	(16,841)	(18,810)
Loans and financing	60,357	77,829
Lease liabilities	(284,515)	(212,360)
Accounts payable to selling shareholders	(300,237)	(177,730)
At Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps	(757)
Derivative financial assets, Cross-currency interest rate swaps		1,219
At Fair Value [Member] | Level 1 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps
Derivative financial assets, Cross-currency interest rate swaps
At Fair Value [Member] | Level 2 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps	(757)
Derivative financial assets, Cross-currency interest rate swaps		1,219
At Fair Value [Member] | Level 3 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps
Derivative financial assets, Cross-currency interest rate swaps
For Which Fair Value Is Disclosed [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)	9,801	5,235
Restricted Cash	16,841	18,810
Loans and financing	(60,443)	(78,813)
Lease liabilities	(284,515)
Accounts payable to selling shareholders	(300,237)	(177,730)
For Which Fair Value Is Disclosed [Member] | Level 1 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)
Restricted Cash
Loans and financing
Lease liabilities
Accounts payable to selling shareholders
For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)	9,801	5,235
Restricted Cash	16,841	18,810
Loans and financing	(60,443)	(78,813)
Lease liabilities	(284,515)
Accounts payable to selling shareholders	(300,237)	(177,730)
For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)
Restricted Cash
Loans and financing
Lease liabilities
Accounts payable to selling shareholders